Long-Term Debt - Additional Information - $220 Million Term Loan Facility and $35 Million Revolving Credit Facility (Detail) - USD ($)			1 Months Ended	12 Months Ended
	Nov. 09, 2017	Jun. 30, 2016	Jun. 30, 2014	Dec. 31, 2017
Debt Instrument [Line Items]
Repayment of existing credit facility	$ 43,500,000
Long term debt interest rate description				LIBOR plus a margin of 2.2%
Line of credit facility expiration date				Dec. 31, 2018
Minimum liquidity of Partnership				$ 22,000,000
Minimum book equity ratio for Partnership				30.00%
Minimum EBITDA to interest ratio				2.50%
Vessel Acquired [Member]
Debt Instrument [Line Items]
Increase in minimum liquidity of partnership				$ 1,000,000
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Senior secured credit facility			$ 20,000,000
10.5 Million Seller's Credit [Member]
Debt Instrument [Line Items]
Repayment of existing credit facility			10,500,000
240 Million Secured Loan Facility [Member]
Debt Instrument [Line Items]
Minimum liquidity of Partnership				22,000,000
240 Million Secured Loan Facility [Member] | Vessel Acquired [Member]
Debt Instrument [Line Items]
Increase in minimum liquidity of partnership				1,000,000
240 Million Secured Loan Facility [Member] | Vessel Owned [Member]
Debt Instrument [Line Items]
Increase in minimum liquidity of partnership				$ 1,500,000
240 Million Secured Loan Facility [Member] | First Two Years [Member] | Windsor Knutsen Bodil Knutsen Carmen Knutsen [Member]
Debt Instrument [Line Items]
Market value percentage of secured loan facility outstanding balance				110.00%
240 Million Secured Loan Facility [Member] | Third and Fourth Years [Member] | Windsor Knutsen Bodil Knutsen Carmen Knutsen [Member]
Debt Instrument [Line Items]
Market value percentage of secured loan facility outstanding balance				120.00%
240 Million Secured Loan Facility [Member] | Thereafter [Member] | Windsor Knutsen Bodil Knutsen Carmen Knutsen [Member]
Debt Instrument [Line Items]
Market value percentage of secured loan facility outstanding balance				125.00%
35 Million Revolving Credit Facility [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Senior secured credit facility			35,000,000
Long term debt interest rate percentage				2.125%
Long term debt interest rate description				LIBOR plus a fixed margin of 2.125%
Line of credit facility commitment fee percentage				40.00%
Line of credit facility expiration date				Jun. 30, 2019
Amended Senior Secured Loan Facility [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Senior secured credit facility		$ 35,000,000
Long term debt interest rate percentage		2.50%
Line of credit facility commitment fee percentage		40.00%
Line of credit facility expiration date		Jun. 30, 2019
Additional borrowing capacity after amendment		$ 15,000,000
Term Loan Facility [Member] | 220 Million Secured Loan Facility [Member]
Debt Instrument [Line Items]
Senior secured credit facility			220,000,000
Senior Secured Loan Facility [Member] | 240 Million Secured Loan Facility [Member]
Debt Instrument [Line Items]
Senior secured credit facility			$ 240,000,000
Term Loan [Member] | 240 Million Secured Loan Facility [Member]
Debt Instrument [Line Items]
Long term debt interest rate percentage				2.125%
Long term debt interest rate description				LIBOR plus a margin of 2.125%.
Line of credit facility expiration date				Jun. 30, 2019
Line of credit facility expiration period				5 years